FAIR VALUE MEASUREMENTS - Level 3 Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 1,000	$ 10,073
Additions	0	0
Changes in fair value	0	13,841
Settlements	(1,000)	(22,914)
Ending balance	0	1,000
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Additions	13,240
Changes in fair value	8,840
Ending balance	$ 22,080	$ 0